Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Cash and Cash Equivalents
12.	Cash and cash equivalents

	2021	2020
	$’000	$’000
Cash on hand	13	27
Cash at bank	39,814	40,414
Short-term bank deposits	30,409	52,918

	70,236	93,359

Acquisition of subsidiaries
Please refer to Note 28 for the effects of acquisition of subsidiaries on the cash flows of the Group.